Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets
Prepayments to vendors	¥ 218,660		¥ 104,271
Deductible VAT input	118,177		196,021
Prepaid rental and deposits	48,929		30,357
Receivables related to rebate	28,491
Loan receivable from Lifan Holdings			8,000
Others	68,615		15,006
Less: Allowance for Credit Losses	(2,192)		0
Total	¥ 480,680	$ 75,429	¥ 353,655